Investment In Millburn Multi-Markets Trading L.P. (Schedule Of Capital Withdrawls Payable) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 8,971,204		$ 6,313,976
Redemption penalty payable	0		2,510
Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	1,509,279	[1]	719,707	[1]
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	7,461,925	[2]	5,594,269	[2]
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Transfer of New Profit Memo Account to General Partner	$ 9,279		$ 249,786

[1]	Includes General Partner redemptions at December 31, 2013 and 2012 of $9,279 and $249,786, respectively
[2]	Net of redemption penalty payable at December 31, 2013 and 2012 of $0 and $2,510, respectively